FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Balance Sheet and Income Statement Locations of Risk Management Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Current portion of risk management assets	$ 3.5	$ 0.0
Non-current portion of risk management assets	4.5	1.9
Current portion of risk management liabilities	(4.2)	(40.0)
Non-current portion of risk management liabilities	0.0	(18.6)
Risk management assets (liabilities)	3.8	(56.7)	$ (56.7)
Unrealized gain (loss) on risk management contracts for the year	60.5	0.0
Realized gain (loss) on risk management contracts for the year	(67.5)	(57.4)
Total unrealized and realized gain (loss) on risk management contracts for the year	(7.0)	(57.4)
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Current portion of risk management assets	0.0
Non-current portion of risk management assets	0.0	0.0
Current portion of risk management liabilities	(4.2)	(39.8)
Non-current portion of risk management liabilities		0.0
Risk management assets (liabilities)	(4.2)	(39.8)	(54.0)
Unrealized gain (loss) on risk management contracts for the year	35.6	14.2
Realized gain (loss) on risk management contracts for the year	(67.5)	(19.8)
Total unrealized and realized gain (loss) on risk management contracts for the year	(31.9)	(5.6)
Foreign exchange contract
Disclosure of detailed information about hedging instruments [line items]
Current portion of risk management assets	3.5
Non-current portion of risk management assets	4.5	1.9
Current portion of risk management liabilities	0.0	(0.2)
Non-current portion of risk management liabilities		(18.6)
Risk management assets (liabilities)	8.0	(16.9)	$ (2.7)
Unrealized gain (loss) on risk management contracts for the year	24.9	(14.2)
Realized gain (loss) on risk management contracts for the year	0.0	(37.6)
Total unrealized and realized gain (loss) on risk management contracts for the year	$ 24.9	$ (51.8)